Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Australia - 3.8%
BHP Group Ltd., ADR (A)	11,400	$ 722,874
BHP Group Ltd.	18,200	575,373
Macquarie Group Ltd.	15,400	1,823,355
Santos Ltd.	364,700	1,678,494
Sonic Healthcare Ltd.	14,500	339,923
Westpac Banking Corp. (A)	59,800	870,665
Woodside Energy Group Ltd.	30,983	692,165

		6,702,849

Belgium - 3.4%
Anheuser-Busch InBev SA	48,100	3,206,338
Groupe Bruxelles Lambert NV	13,100	1,117,955
KBC Group NV	25,200	1,731,511

		6,055,804

Canada - 0.5%
TFI International, Inc. (A)	6,800	811,421

Finland - 1.2%
Nokia OYJ	423,100	2,076,949

France - 9.6%
Amundi SA (B)	16,700	1,052,251
Capgemini SE	12,198	2,266,820
Cie de Saint-Gobain	18,800	1,068,659
Dassault Aviation SA	1,705	337,300
Engie SA	90,900	1,438,464
Rexel SA (C)	34,300	815,473
Sanofi	24,868	2,697,649
Societe Generale SA	44,900	1,011,657
Sodexo SA	13,000	1,269,717
TotalEnergies SE (A)	36,300	2,140,381
Veolia Environnement SA	94,756	2,923,903

		17,022,274

Germany - 11.4%
Allianz SE	9,541	2,202,407
BASF SE	27,900	1,464,712
Bayer AG	11,826	755,464
Deutsche Boerse AG	8,900	1,732,919
Deutsche Post AG	50,400	2,360,516
HeidelbergCement AG	33,400	2,438,772
Infineon Technologies AG	54,985	2,257,968
K&S AG	22,600	481,264
SAP SE	25,400	3,207,270
Siemens AG	16,607	2,690,399
Talanx AG (C)	15,800	732,355

		20,324,046

Hong Kong - 2.1%
CK Asset Holdings Ltd.	183,600	1,113,106
CK Hutchison Holdings Ltd.	413,000	2,555,085

		3,668,191

Ireland - 4.4%
AerCap Holdings NV (C)	40,690	2,287,999
AIB Group PLC	409,300	1,656,659
DCC PLC	32,100	1,871,149

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR (C)	1,627	$ 153,410
Smurfit Kappa Group PLC	52,721	1,912,194

		7,881,411

Israel - 0.9%
Check Point Software Technologies Ltd. (C)	12,300	1,599,000

Italy - 0.4%
Prysmian SpA	18,235	765,701

Japan - 16.7%
Astellas Pharma, Inc.	118,000	1,676,463
Denka Co. Ltd.	23,960	495,848
FANUC Corp.	45,000	1,625,048
Fujitsu Ltd.	9,910	1,339,141
Hitachi Ltd.	41,740	2,294,059
Kirin Holdings Co. Ltd.	71,200	1,126,439
Kyocera Corp.	33,000	1,721,476
Nintendo Co. Ltd.	47,400	1,841,090
Olympus Corp.	38,100	669,141
ORIX Corp.	126,300	2,082,436
Rakuten Group, Inc. (A)	215,000	1,002,715
SBI Holdings, Inc. (A)	73,000	1,449,768
Sega Sammy Holdings, Inc.	28,600	543,619
Seven & i Holdings Co. Ltd.	58,800	2,656,237
Sony Group Corp.	37,200	3,388,302
Square Enix Holdings Co. Ltd.	14,700	706,419
Sumitomo Mitsui Financial Group, Inc. (A)	51,400	2,056,903
Toshiba Corp.	33,450	1,123,236
Toyota Industries Corp.	33,800	1,883,033

		29,681,373

Luxembourg - 0.9%
ArcelorMittal SA	53,200	1,611,762

Netherlands - 3.9%
ASML Holding NV	3,400	2,316,923
EXOR NV (C)	8,000	659,676
Heineken Holding NV	20,643	1,893,956
Koninklijke Philips NV	27,995	514,181
NXP Semiconductors NV	8,300	1,547,743

		6,932,479

Norway - 1.5%
Aker BP ASA	48,738	1,195,301
DNB Bank ASA	81,300	1,454,923

		2,650,224

Republic of Korea - 1.4%
Samsung Electronics Co. Ltd.	52,300	2,586,285

Singapore - 1.3%
DBS Group Holdings Ltd.	89,800	2,232,584

Sweden - 2.4%
Essity AB, Class B (A)	63,000	1,799,525
Husqvarna AB, B Shares	36,600	317,681
Investor AB, B Shares	2,969	59,144
Skandinaviska Enskilda Banken AB, Class A (A) (C)	84,900	937,148
Volvo AB, B Shares (A)	58,549	1,206,498

		4,319,996

Switzerland - 10.6%
ABB Ltd.	56,500	1,943,685
Alcon, Inc.	4,400	312,345
Cie Financiere Richemont SA, Class A	13,600	2,180,842

Transamerica Series Trust	Page 1

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Glencore PLC	265,400	$ 1,527,169
Julius Baer Group Ltd.	4,300	293,726
Nestle SA	28,776	3,508,672
Novartis AG	32,280	2,963,902
Roche Holding AG	12,032	3,438,053
Siemens Energy AG (C)	64,353	1,419,078
UBS Group AG	64,000	1,354,291

		18,941,763

United Kingdom - 17.6%
Ashtead Group PLC	30,100	1,848,286
Aviva PLC	89,765	448,388
Barratt Developments PLC	105,800	608,856
BP PLC	365,500	2,310,149
Bunzl PLC	30,400	1,148,286
Burberry Group PLC	19,900	637,194
CNH Industrial NV	99,000	1,514,815
Entain PLC	65,200	1,012,563
GSK PLC	91,380	1,614,622
Inchcape PLC	107,787	1,033,216
Informa PLC	146,304	1,254,038
Kingfisher PLC	453,900	1,467,233
Legal & General Group PLC	422,000	1,248,109
Liberty Global PLC, Class C (C)	63,423	1,292,561
Lloyds Banking Group PLC	3,758,900	2,210,034
Melrose Industries PLC	488,410	1,005,906
Persimmon PLC	50,200	779,491
Reckitt Benckiser Group PLC	34,100	2,594,242
Smith & Nephew PLC	141,000	1,959,974
Tesco PLC	653,974	2,144,008
Unilever PLC	61,793	3,202,051

		31,334,022

United States - 1.1%
Linde PLC	5,600	1,990,464

Total Common Stocks (Cost $154,332,601)		169,188,598

PREFERRED STOCK - 0.2%
Germany - 0.2%
Henkel AG & Co. KGaA, 2.58% (D)	4,600	359,876

Total Preferred Stock (Cost $349,549)		359,876

OTHER INVESTMENT COMPANY - 5.9%
Securities Lending Collateral - 5.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (D)	10,552,568	10,552,568

Total Other Investment Company (Cost $10,552,568)		10,552,568

Principal	Value
REPURCHASE AGREEMENT - 4.0%

Fixed Income Clearing Corp., 2.10% (D), dated 03/31/2023, to be repurchased at $7,164,769 on 04/03/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $7,306,876.

$ 7,163,515	$ 7,163,515

Total Repurchase Agreement (Cost $7,163,515)	7,163,515

Total Investments (Cost $172,398,233)	187,264,557
Net Other Assets (Liabilities) - (5.2)%	(9,281,396)

Net Assets - 100.0%	$ 177,983,161

Transamerica Series Trust	Page 2

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	7.6%	$14,162,084
Pharmaceuticals	7.0	13,146,153
Industrial Conglomerates	6.2	11,539,834
Oil, Gas & Consumable Fuels	4.3	8,016,490
Capital Markets	4.1	7,706,310
Machinery	3.5	6,547,075
Beverages	3.3	6,226,733
Semiconductors & Semiconductor Equipment	3.3	6,122,634
Trading Companies & Distributors	3.2	6,100,044
Software	2.6	4,806,270
Consumer Staples Distribution & Retail	2.6	4,800,245
Household Durables	2.5	4,776,649
Household Products	2.5	4,753,643
Insurance	2.5	4,631,259
Metals & Mining	2.4	4,437,178
Chemicals	2.4	4,432,288
Multi-Utilities	2.3	4,362,367
Electrical Equipment	2.2	4,128,464
Financial Services	2.1	3,919,211
IT Services	1.9	3,605,961
Food Products	1.9	3,508,672
Health Care Equipment & Supplies	1.8	3,455,641
Personal Care Products	1.7	3,202,051
Textiles, Apparel & Luxury Goods	1.5	2,818,036
Technology Hardware, Storage & Peripherals	1.4	2,586,285
Entertainment	1.3	2,547,509
Construction Materials	1.3	2,438,772
Air Freight & Logistics	1.3	2,360,516
Hotels, Restaurants & Leisure	1.2	2,282,280
Communications Equipment	1.1	2,076,949
Containers & Packaging	1.0	1,912,194
Electronic Equipment, Instruments & Components	0.9	1,721,476
Specialty Retail	0.8	1,467,233
Diversified Telecommunication Services	0.7	1,292,561
Media	0.7	1,254,038
Real Estate Management & Development	0.6	1,113,106
Building Products	0.6	1,068,659
Distributors	0.5	1,033,216
Broadline Retail	0.5	1,002,715
Ground Transportation	0.4	811,421
Leisure Products	0.3	543,619
Health Care Providers & Services	0.2	339,923
Aerospace & Defense	0.2	337,300
Passenger Airlines	0.1	153,410

Investments	90.5	169,548,474
Short-Term Investments	9.5	17,716,083

Total Investments	100.0%	$187,264,557

Transamerica Series Trust	Page 3

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$10,405,472	$158,783,126	$—	$169,188,598
Preferred Stock	—	359,876	—	359,876
Other Investment Company	10,552,568	—	—	10,552,568
Repurchase Agreement	—	7,163,515	—	7,163,515

Total Investments	$20,958,040	$166,306,517	$—	$187,264,557

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,213,483, collateralized by cash collateral of $10,552,568 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $161,525. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of the 144A security is $1,052,251, representing 0.6% of the Portfolio’s net assets.
(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at March 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 4

Transamerica TS&W International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica TS&W International Equity VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 5